Form N-1A Supplement	Sep. 12, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	REX-OSREY™ XRP ETF (XRPR)
REX-OSREY™ DOGE (DOJE)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated March 11, 2026
to the Prospectus
dated September 12, 2025, as amended October 23, 2025
as supplemented from time to time